5. EQUITY TRANSACTIONS (Details - Warrant activity) - Warrants - $ / shares	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Warrants outstanding, beginning balance	2,164,094	1,430,738
Warrants granted	749,825	746,657
Warrants exercised	(2,660)	(12,049)
Warrants cancelled/forfeited	(307,163)	(1,252)
Warrants outstanding, ending balance	2,604,096	2,164,094
Warrants exercisable	2,164,094	2,164,094
Outstanding, Weighted Average Exercise Price	$ 6.68	$ 6.84
Granted, Weighted Average Exercise Price	4.10	6.30
Exercised, Weighted Average Exercise Price	6.25	2.15
Cancelled/Forfeited, Weighted Average Exercise Price	5.18	2.10
Outstanding Weighted Average Exercise Price	3.64	6.68
Exercisable, Weighted Average Exercise Price	3.64	6.68
Warrants Weighted average estimated fair value of warrants granted	$ 2.65	$ 5.11